Other Intangible Assets - Amortization Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Acquired Finite Lived Intangible Assets Line Items
2012	$ 1,075
2013	1,075
2014	1,075
2015	1,075
2016	$ 1,075